Condensed Consolidated and Combined Carve-Out Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents (note 7)	$ 34,451	$ 28,836
Restricted cash (note 7)	691	458
Trade accounts receivable, less allowance for doubtful accounts of $0 in June 30, 2014 and $0 in December 31, 2013
Amounts due from related parties (note 10)	44	77
Inventories	1,076	578
Derivative assets (note 6 and 7)		248
Other current assets	4,171	1,814
Total current assets	40,433	32,011
Vessels and equipment:
Vessels	1,027,861	692,926
Less accumulated depreciation and amortization	(88,704)	(75,141)
Net property, plant, and equipment	939,157	617,785
Goodwill	6,217	5,750
Deferred debt issuance cost	2,924	2,010
Derivative assets (note 6 and 7)	2,561	2,617
Total assets	991,292	660,173
Current liabilities:
Trade accounts payable	1,435	1,107
Accrued expenses	3,649	2,642
Current installments of long-term debt (note 7 and 8)	38,781	29,269
Derivative liabilities (note 6 and 7)	3,710	2,124
Income taxes payable (note 9)	188	743
Contract liabilities	1,518	1,518
Prepaid charter and deferred revenue	7,847	4,471
Amounts due to related parties (note 10)	3,518	163
Total current liabilities	60,646	42,037
Long-term liabilities:
Long-term debt, excluding current installments (note 7 and 8)	506,993	310,359
Derivative liabilities (note 6 and 7)
Contract liabilities	12,034	12,793
Deferred tax liabilities (note 9)	2,124	2,141
Long term debt from related parties		10,349
Other long-term liabilities	5,128	567
Total liabilities	586,925	378,246
Commitments and contingencies (note 11)
Partners' capital:
Subordinated unitholders	104,765	107,857
General partner interest	7,834	5,297
Total partners' capital	404,367	281,927
Total liabilities and equity	991,292	660,173
Common Units [Member]
Partners' capital:
Total partners' capital	$ 291,768	$ 168,773